Note 10 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2024	2023
Current:
Federal	$-	$(3)
State	109	60
Total current income taxes	109	57
Deferred:
Federal	-	-
State	(19)	-
Total deferred income taxes	(19)	-
Total provision for income taxes	$90	$57

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2024	2023
Deferred tax assets:
Accounts receivable, credit losses	$65	$63
Reserves not deductible until paid	122	6
Net operating loss carryforwards
Federal	1,270	2,030
State	592	579
Federal tax credit	1,408	1,261
Operating lease liabilities	351	337
Section 163(j) business interest expense carryforward	857	682
Other	126	22
Gross deferred tax assets	4,791	4,980
Less valuation allowance	(3,018)	(2,965)
Deferred tax assets net of valuation allowance	$1,773	$2,015

Deferred tax liabilities:
Property and equipment	$(1,395)	$(1,670)
Operating lease right of use assets	(351)	(337)
Gross deferred tax liabilities	$(1,746)	$(2,007)
Net deferred tax asset	$27	$8

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2024	2023
Income (loss) before income taxes	$1,042	$(1,987)
Less net loss attributable to non-controlling interest in subsidiary	(366)	(269)
Income (loss) before income taxes attributable to
Avalon Holdings Corporation common shareholders	1,408	(1,718)
Federal statutory rate	21%	21%
Computed Federal provision (benefit) for income taxes	296	(361)
State income taxes, net of federal income tax benefits	71	47
Change in valuation allowance	53	477
Increase in available federal tax credit	(187)	(185)
Other nondeductible expenses	41	41
Adjustment to deferred tax balances	(184)	38
Total provision for income taxes	$90	$57